FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
As of December 31, 2020 and 2021, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	134,146	—	134,146	—
Long-term investments
Equity securities with readily determinable fair value	94,552	94,552	—	—

Total assets	228,698	94,552	134,146	—

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	167,781	—	167,781	—
Wealth management products	212,271	—	212,271	—
Long-term investments
Equity securities with readily determinable fair value	153,326	153,326	—	—
Equity securities accounted for under alternative measurement	196,296	—	196,296	—

Total assets	729,674	153,326	576,348	—